                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09117

                         Morgan Stanley Real Estate Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: November 30, 2008

Date of reporting period: May 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Real Estate Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended May 31, 2008

TOTAL RETURN FOR THE 6 MONTHS ENDED MAY 31, 2008


                                                   FTSE                   LIPPER
                                                 NAREIT                     REAL
                                                 EQUITY                   ESTATE
                                                  REITS          S&P       FUNDS
CLASS A    CLASS B    CLASS C    CLASS I(+)    INDEX(1)    500(R)(2)    INDEX(3)
  1.69%      1.28%      1.46%         1.84%       2.73%       -4.47%       4.12%




+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The real estate investment trust (REIT) market gained 2.7 percent in the six-month period under review, as measured by the FTSE NAREIT Equity REITs Index. Although the results reflect a modest gain, there was tremendous volatility in the period. Declines through February reflected concerns over the continued deterioration of the credit markets, a weaker outlook for the economy and heightened concerns over the prospect for even greater-than-expected declines in asset values. The rally from March through May appeared to coincide with a rally in the broader equity markets, and particularly financial stocks, as investors regained confidence in the financial markets.

Among the major U.S. REIT sectors, apartment stocks significantly outperformed, office stocks modestly outperformed and retail stocks significantly underperformed the FTSE NAREIT Equity REITs Index. The apartment sector appeared to benefit from continued private market transaction activity, which confirmed that stocks in the sector were trading at significant discounts to underlying asset values. In addition, investors became more attuned to the unique availability of attractive financing from government agencies specifically in this sector versus the rest of the real estate market. Finally, given the wide disparity between public and private market valuations, the sector benefited from plans by most of the apartment companies to continue to sell assets and buy back stock in 2008. In the office sector, the potential for a slowdown in tenant demand due to a weaker economy was offset by strong recoveries in share price from a wide variety of office companies, including both owners of urban and suburban assets, which bounced back from underperformance earlier in the period. The retail sector significantly underperformed as investors appeared concerned with the prospect of a slowdown in consumer spending. These concerns were further fueled by a related pullback in retailer expansion plans, which together with increased levels of new supply could begin to have a negative impact on underlying real estate fundamentals and asset values for the sector. Among the smaller sectors, the storage and health care REITs significantly outperformed and the industrial and hotel REITs significantly underperformed the index.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Real Estate Fund underperformed the FTSE NAREIT Equity REITs Index and the Lipper Real Estate Funds Index, and outperformed the S&P 500(R) for the six months ended May 31, 2008, assuming no deduction of applicable sales charges.

Bottom-up stock selection was favorable but was offset by sector allocation which detracted from performance for the period. Stock selection was strong in the mall and mixed office/industrial sectors;

this was partially offset by stock selection in the health care sector. From a top-down perspective, the Fund benefited from the overweight in the apartment sector and the underweight in the industrial sector; this was offset by the overweight in the hotel sector.

During the period, we have maintained our core investment philosophy as a real estate value investor. We remained focused on stocks whose share prices, in our view, provide real estate exposure at the best valuation relative to their underlying asset values. We believe the standstill of private market transaction activity in several sectors has directly contributed to pricing inefficiencies in the public real estate securities market that are greater than we have observed in recent years. In this environment, we have favored stocks whose share prices we believe already more than reflect prospective declines in underlying values. Our company-specific research led us to an overweighting to a group of companies that are focused in the ownership of upscale urban hotels and apartment properties, and an underweighting in companies concentrated in the ownership of industrial properties, strip shopping centers, health care and storage assets.



There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.


TOP 10 HOLDINGS AS OF 05/31/08
Simon Property Group, Inc.          8.7%
Equity Residential                  7.3
AvalonBay Communities, Inc.         6.7
Host Hotels & Resorts Inc.          5.6
Starwood Hotels & Resorts
  Worldwide, Inc.                   5.2
Brookfield Properties Corp.
  (Canada)                          5.1
Boston Properties, Inc.             5.1
Vornado Realty Trust                4.5
Regency Centers Corp.               4.1
Macerich Co. (The)                  3.6




PORTFOLIO COMPOSITION AS OF 05/31/08
Common Stocks                      96.6%
Short-Term Paper                    3.4



Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings are as a percentage of net assets and portfolio composition are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INCOME PRODUCING COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE CONVERTIBLE SECURITIES) OF COMPANIES THAT ARE PRINCIPALLY ENGAGED IN THE U.S. REAL ESTATE INDUSTRY. A COMPANY IS CONSIDERED TO BE "PRINCIPALLY ENGAGED" IN THE U.S. REAL ESTATE INDUSTRY IF (I) IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR PROFITS FROM THE OWNERSHIP, LEASING, CONSTRUCTION, MANAGEMENT, DEVELOPMENT, FINANCING OR SALE OF RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE; OR (II) IT HAS AT LEAST 50 PERCENT OF THE VALUE OF ITS ASSETS INVESTED IN U.S. RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE. COMPANIES PRIMARILY ENGAGED IN THE REAL ESTATE INDUSTRY MAY INCLUDE REAL ESTATE INVESTMENT TRUSTS KNOWN AS "REITS," WHICH POOL INVESTOR FUNDS MOSTLY FOR INVESTMENT IN COMMERCIAL REAL ESTATE PROPERTIES. THEY ALSO MAY INCLUDE, AMONG OTHER BUSINESSES, REAL ESTATE DEVELOPERS, BROKERS AND OPERATING COMPANIES, AS WELL AS COMPANIES WHOSE PRODUCTS AND SERVICES ARE SIGNIFICANTLY RELATED TO THE REAL ESTATE INDUSTRY. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS MARKET, ECONOMIC AND POLITICAL FACTORS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE


REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2008



                               CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+       CLASS I SHARES++
                              (since 04/28/99)     (since 04/28/99)      (since 04/28/99)      (since 04/28/99)
SYMBOL                                  REFAX                REFBX                 REFCX                 REFDX
1 YEAR                                 (14.73)%(4)          (15.39)%(4)           (15.21)%(4)           (14.52)%(4)
                                       (19.21) (5)          (18.08) (5)           (15.75) (5)               --

5 YEARS                                 19.53  (4)           18.62  (4)            18.68  (4)            19.82  (4)
                                        18.24  (5)           18.45  (5)            18.68  (5)               --

SINCE INCEPTION                         14.88  (4)           14.10  (4)            14.02  (4)            15.18  (4)
                                        14.20  (5)           14.10  (5)            14.02  (5)               --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class I (formerly Class D) has no sales charge.

(1) The FTSE NAREIT Equity REITs Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index is a benchmark of real estate investment trusts compiled by the National Association of Real Estate Investment Trusts. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Real Estate Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Real Estate Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Real Estate Funds classification as of the date of this report.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/07 - 05/31/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING          ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD@
                                                  -------------    -------------    --------------
                                                                                      12/01/07 -
                                                     12/01/07         05/31/08         05/31/08
                                                  -------------    -------------    --------------
CLASS A
Actual (1.69% return).........................      $1,000.00        $1,016.90          $ 8.27
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,016.80          $ 8.27
CLASS B
Actual (1.28% return).........................      $1,000.00        $1,012.80          $12.13
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,012.95          $12.13
CLASS C
Actual (1.46% return).........................      $1,000.00        $1,014.60          $10.83
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,014.25          $10.83
CLASS I@@
Actual (1.84% return).........................      $1,000.00        $1,018.40          $ 7.11
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,017.95          $ 7.11



---------
 @ Expenses are equal to the Fund's annualized expense ratios of 1.64%, 2.41%, 2.15% and 1.41% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)




  NUMBER OF
   SHARES                                                  VALUE
-------------------------------------------------------------------
              Common Stocks (97.7%)

              Diversified (6.5%)
    38,805    Forest City Enterprises, Inc. (Class
               A).....................................  $ 1,552,200
    35,650    Vornado Realty Trust - REIT.............    3,484,075
                                                        -----------
                                                          5,036,275
                                                        -----------

              Health Care (5.8%)
    66,092    Assisted Living Concepts, Inc. (a)......      442,816
    37,530    Brookdale Senior Living.................      990,041
     7,500    Care Investment Trust Inc. - REIT.......       86,175
     3,360    Extendicare Real Estate Investment
               (Canada) - REIT........................       32,937
    37,995    Healthcare Realty Trust, Inc. - REIT....    1,008,767
    85,730    Senior Housing Properties Trust - REIT..    1,904,063
       610    Ventas, Inc. - REIT.....................       29,073
                                                        -----------
                                                          4,493,872
                                                        -----------

              Industrial (4.8%)
    28,970    AMB Property Corp. - REIT...............    1,707,492
     9,250    DCT Industrial Trust, Inc. - REIT.......       90,187
    31,855    ProLogis - REIT.........................    1,972,780
                                                        -----------
                                                          3,770,459
                                                        -----------
              Industrial/Office (3.6%)
    41,270    Duke Realty Corp. ......................    1,059,814
    36,083    Liberty Property Trust - REIT...........    1,280,947
     8,343    PS Business Parks, Inc. (Class
               A) - REIT..............................      479,723
                                                        -----------
                                                          2,820,484
                                                        -----------
              Lodging/Resorts (14.2%)
    55,159    Hersha Hospitality Trust - REIT.........      524,562
   252,894    Host Hotels & Resorts Inc. - REIT.......    4,347,248
    52,844    Morgans Hotel Group Co. (a).............      680,102
    83,256    Starwood Hotels & Resorts Worldwide,
               Inc. ..................................    4,029,590
   108,729    Strategic Hotels & Resorts,
               Inc. - REIT............................    1,495,024
                                                        -----------
                                                         11,076,526
                                                        -----------
              Office (15.2%)
    40,462    Boston Properties, Inc. - REIT..........    3,954,756
   199,238    Brookfield Properties Corp. (Canada)....    4,006,676
    22,031    Douglas Emmett Inc. - REIT..............      539,759
     9,832    Kilroy Realty Corp. - REIT..............      536,041
    70,652    Mack-Cali Realty Corp. - REIT...........    2,729,993
     2,037    Parkway Properties, Inc. - REIT.........       77,447
                                                        -----------
                                                         11,844,672
                                                        -----------

              Residential Apartments (18.4%)
    51,348    AvalonBay Communities, Inc. - REIT......    5,196,417
    24,596    Camden Property Trust -  REIT...........    1,211,599
   133,938    Equity Residential - REIT...............    5,664,238
     4,927    Essex Property Trust, Inc. - REIT.......      588,629
    33,420    GMH Communities Trust - REIT............      245,303
    39,740    Post Properties, Inc. - REIT............    1,411,167
                                                        -----------
                                                         14,317,353
                                                        -----------
              Residential Manufactured Homes (1.7%)
    26,896    Equity Lifestyle Properties,
               Inc. - REIT............................    1,336,462
                                                        -----------

              Retail Regional Malls (14.9%)
    31,057    General Growth Properties, Inc. - REIT..    1,290,729
    38,977    Macerich Co. (The) - REIT...............    2,788,025
    68,249    Simon Property Group, Inc. - REIT.......    6,781,221
    13,716    Taubman Centers, Inc. - REIT............      737,235
                                                        -----------
                                                         11,597,210
                                                        -----------
              Retail Strip Centers (7.6%)
    34,810    Acadia Realty Trust - REIT..............      861,199
   106,300    BPP Liquidating Trust - REIT (a)(b).....            0
     1,413    Equity One, Inc. - REIT.................       32,796
    17,869    Federal Realty Investment Trust - REIT..    1,440,599
    15,650    Ramco-Gershenson Properties
               Trust - REIT...........................      349,778
    48,558    Regency Centers Corp. - REIT............    3,228,621
                                                        -----------
                                                          5,912,993
                                                        -----------


                        See Notes to Financial Statements

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                  VALUE
-------------------------------------------------------------------
              Self Storage (3.0%)
    19,464    Public Storage, Inc. - REIT.............  $ 1,715,362
    13,797    Sovran Self Storage, Inc. - REIT........      609,689
                                                        -----------
                                                          2,325,051
                                                        -----------
              Specialty (2.0%)
    34,090    Plum Creek Timber Co., Inc. - REIT......    1,590,299
                                                        -----------
              Total Common Stocks
              (Cost $47,836,230)......................   76,121,656
                                                        -----------


  NUMBER OF
SHARES (000)
------------
              Short-Term Investment (3.5%)
              Investment Company (c)
     2,684    Morgan Stanley Institutional Liquidity
               Money Market Portfolio - Institutional
               Class
               (Cost $2,683,736)......................    2,683,736
                                                        -----------




Total Investments
(Cost $50,519,966) (d).....................  101.2%   78,805,392
Liabilities In Excess of Other Assets......  (1.2)      (923,300)
                                             -----   -----------
Net Assets.................................  100.0%  $77,882,092
                                             =====   ===========





----------

REIT  Real Estate Investment Trust.
 (a)  Non-income producing security.
 (b) A security with a total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
 (c) See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-
      Institutional class.
 (d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $30,208,163 and the aggregate gross unrealized depreciation is $1,922,737, resulting in net unrealized appreciation of $28,285,426.





                                       PERCENT OF
                                         TOTAL
INDUSTRY                   VALUE      INVESTMENTS
-------------------------------------------------
Residential
  Apartment...........  $14,317,353       18.2%
Office................   11,844,672       15.0
Retail Regional
  Malls...............   11,597,210       14.7
Lodging/Resorts.......   11,076,526       14.1
Retail Strip Centers..    5,912,993        7.5
Diversified...........    5,036,275        6.4
Industrial............    3,770,459        4.8
Health Care...........    4,493,872        5.7
Industrial/Office.....    2,820,484        3.6
Investment Company....    2,683,736        3.4
Self Storage..........    2,325,051        2.9
Specialty.............    1,590,299        2.0
Residential
  Manufactured Homes..    1,336,462        1.7
                        -----------      -----
                        $78,805,392      100.0%
                        ===========      =====






                        See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2008 (unaudited)


Assets:
Investments in securities, at
  value (cost $47,836,230)......  $76,121,656
Investment in affiliate, at
  value (cost $2,683,736).......    2,683,736
Receivable for:
  Dividends....................       109,369
  Investments sold.............        13,799
  Shares of beneficial interest
  sold..........................       11,981
  Dividends from affiliate.....         6,375
Prepaid expenses and other
  assets........................       53,185
                                  -----------
  Total Assets.................    79,000,101
                                  -----------
Liabilities:
Payable for:
  Shares of beneficial interest
  redeemed......................      130,149
  Investment advisory fee......        53,432
  Distribution fee.............        39,493
  Transfer agent fee...........         8,191
  Administration fee...........         5,388
Payable to bank.................      811,625
Accrued expenses and other
  payables......................       69,731
                                  -----------
  Total Liabilities............     1,118,009
                                  -----------
  Net Assets...................   $77,882,092
                                  ===========
Composition of Net Assets:
Paid-in-capital.................  $41,360,219
Net unrealized appreciation.....   28,285,426
Accumulated undistributed net
  investment income.............      756,189
Accumulated undistributed net
  realized gain.................    7,480,258
                                  -----------
  Net Assets...................   $77,882,092
                                  ===========
Class A Shares:
Net Assets......................  $34,134,186
Shares Outstanding (unlimited
  authorized, $.01 par value)...    3,603,276
  Net Asset Value Per Share....         $9.47
                                        =====
  Maximum Offering Price Per
  Share,
  (net assets value plus 5.54%
  of net asset value)..........         $9.99
                                        =====
Class B Shares:
Net Assets......................  $27,339,839
Shares Outstanding (unlimited
  authorized, $.01 par value)...    2,907,228
  Net Asset Value Per Share....         $9.40
                                        =====
Class C Shares:
Net Assets......................  $ 9,598,708
Shares Outstanding (unlimited
  authorized, $.01 par value)...    1,021,321
  Net Asset Value Per Share....         $9.40
                                        =====
Class I Shares@@:
Net Assets......................  $ 6,809,359
Shares Outstanding (unlimited
  authorized, $.01 par value)...      716,818
  Net Asset Value Per Share....         $9.50
                                        =====




----------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


Statement of Operations
For the six months ended May 31, 2008 (unaudited)



Net Investment Income:
Income

Dividends (net of $9,022 foreign
  withholding tax)..............  $ 2,171,919

Dividends from affiliate........       38,586
                                  -----------
  Total Income.................     2,210,505
                                  -----------
Expenses

Investment advisory fee.........      323,462

Distribution fee (Class A
  shares).......................       39,988

Distribution fee (Class B
  shares).......................      147,543

Distribution fee (Class C
  shares).......................       36,406

Transfer agent fees and
  expenses......................       75,832

Shareholder reports and
  notices.......................       37,713

Administration fee..............       32,346

Professional fees...............       25,815

Registration fees...............       22,128

Custodian fees..................        9,796

Trustees' fees and expenses.....        1,222

Other...........................       41,662
                                  -----------
  Total Expenses...............       793,913
Less: expense offset............         (328)
Less: rebate from Morgan Stanley
  affiliate cash sweep (Note
  4)............................       (1,107)
                                  -----------
  Net Expenses.................       792,478
                                  -----------
  Net Investment Income........     1,418,027
                                  -----------
Realized and Unrealized Gain
  (Loss):

Realized Gain (Loss) on:

Investments.....................    6,119,309

Foreign exchange transactions...         (371)
                                  -----------
  Net Realized Gain............     6,118,938
Net Change in Unrealized
  Appreciation/Depreciation on
  Investments...................   (7,256,219)
                                  -----------
  Net Loss.....................    (1,137,281)
                                  -----------
Net Increase....................  $   280,746
                                  ===========






                        See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                       FOR THE SIX      FOR THE YEAR
                                                       MONTHS END          ENDED
                                                      MAY 31, 2008   NOVEMBER 30, 2007
                                                      ------------   -----------------
                                                       (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...............................  $  1,418,027      $    643,908
Net realized gain...................................     6,118,938        34,704,175
Net change in unrealized appreciation/depreciation..    (7,256,219)      (50,836,202)
                                                      ------------      ------------
  Net Increase (Decrease)..........................        280,746       (15,488,119)
                                                      ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares...................................       (343,196)         (520,100)(++)
  Class B shares...................................       (167,614)         (204,060)(++)
  Class C shares...................................        (68,125)          (58,110)(++)
  Class I shares@@.................................        (81,960)         (186,050)(++)
Net realized gain
  Class A shares...................................    (13,498,465)       (6,150,182)
  Class B shares...................................    (12,200,210)      (15,450,360)
  Class C shares...................................     (3,857,917)       (3,282,848)
  Class I shares@@.................................     (2,943,413)       (2,503,180)
                                                      ------------      ------------
  Total Dividends and Distributions................    (33,160,900)      (28,354,890)
                                                      ------------      ------------
Net increase (decrease) from transactions in shares
  of beneficial interest............................    12,866,016       (25,506,539)
                                                      ------------      ------------
  Net Decrease.....................................    (20,014,138)      (69,349,548)
Net Assets:
Beginning of period.................................    97,896,230       167,245,778
                                                      ------------      ------------
End of Period
(Including accumulated undistributed net investment
income of $756,189 and dividends in excess of net
investment income of $943, respectively)............  $ 77,882,092      $ 97,896,230
                                                      ============      ============




----------
++   Dividends in excess of net investment income.

@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


                        See Notes to Financial Statements

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued


of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

The Fund invests a substantial portion of its assets in securities of real estate investment trusts ("REIT"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust ("REIT") may be redesignated as a reduction of cost of investments and/or realized gain. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued


transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on May 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended May 31, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the portion of the daily net assets not exceeding $500 million; 0.75% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion and 0.70% to the portion of the daily net assets in excess of $1 billion.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,386,019 at May 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.74%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued


shares and Class C shares of $38, $20,365 and $188, respectively and received $8,757 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market
Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. For the six months ended May 31, 2008, advisory fees paid were reduced by $1,107 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $38,586 for the six months ended May 31, 2008. During the six months ended May 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $16,948,762 and $14,805,977, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2008 aggregated $8,849,038 and $28,420,627, respectively.

For the six months ended May 31, 2008, the Fund incurred brokerage commissions of $47 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At May 31, 2008, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 143,354 Class I shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued

5. Shares of Beneficial Interest++
Transactions in shares of beneficial interest were as follows:

                                               FOR THE SIX
                                               MONTHS ENDED                FOR THE YEAR
                                               MAY 31, 2008                   ENDED
                                         -----------------------        NOVEMBER 30, 2007
                                               (unaudited)          -------------------------
                                           SHARES       AMOUNT        SHARES        AMOUNT
                                         ---------   -----------    ----------   ------------
CLASS A SHARES
Sold...................................    189,851   $ 1,763,362       674,309   $ 11,585,000
Conversion from Class B................     95,914       864,939     1,394,930     24,175,203
Reinvestment of dividends and
  distributions........................  1,402,284    12,613,720       356,893      5,849,406
Redeemed...............................   (867,105)   (8,140,086)   (1,473,175)   (24,248,876)
                                         ---------   -----------    ----------   ------------
Net increase - Class A.................    819,944     7,091,935       952,957     17,360,733
                                         ---------   -----------    ----------   ------------
CLASS B SHARES
Sold...................................     18,046       162,781       153,437      2,670,011
Conversion to Class A..................    (97,590)     (864,939)   (1,402,075)   (24,175,203)
Reinvestment of dividends and
  distributions........................  1,222,928    10,936,747       797,655     13,014,504
Redeemed...............................   (789,943)   (7,540,044)   (1,685,935)   (27,834,091)
                                         ---------   -----------    ----------   ------------
Net increase (decrease) - Class B......    353,441     2,694,545    (2,136,918)   (36,324,779)
                                         ---------   -----------    ----------   ------------
CLASS C SHARES
Sold...................................      7,833        73,431        96,170      1,648,455
Reinvestment of dividends and
  distributions........................    403,557     3,605,593       177,600      2,897,242
Redeemed...............................   (181,151)   (1,683,249)     (473,609)    (7,816,436)
                                         ---------   -----------    ----------   ------------
Net increase (decrease) - Class C......    230,239     1,995,775      (199,839)    (3,270,739)
                                         ---------   -----------    ----------   ------------
CLASS I SHARES@@
Sold...................................     19,631       171,723       159,221      2,590,112
Reinvestment of dividends and
  distributions........................    220,976      1992,286       118,793      1,950,471
Redeemed...............................   (116,510)   (1,080,248)     (469,700)    (7,812,337)
                                         ---------   -----------    ----------   ------------
Net increase (decrease) - Class I......    124,097     1,083,761      (191,686)    (3,271,754)
                                         ---------   -----------    ----------   ------------
Net increase (decrease) in Fund........  1,527,721   $12,866,016    (1,575,486)  $(25,506,539)
                                         =========   ===========    ==========   ============




----------

@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
  ++ Effective at close of business on January 12, 2007, the Fund suspended offering its shares to new investors, except as follows: The Fund will continue to offer shares (1) through certain retirement plan accounts, (2) to clients of registered investment advisers who currently offer shares of the Fund in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Fund are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley funds, (6) to Morgan Stanley affiliates and their employees and (7) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer shares to its existing shareholders and, as market conditions permit, may recommence offering shares to other new investors in the future. Any such offerings of the Fund's shares may be limited in amount and may commence and terminate without any prior notice.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

8. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     - Level 1 -- quoted prices in active markets for identical investments

     - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund's investments carried at value:

                                                  FAIR VALUE MEASUREMENTS AT MAY 31, 2008 USING
                                               ---------------------------------------------------
                                                QUOTED PRICES IN      SIGNIFICANT      SIGNIFICANT
                                               ACTIVE MARKET FOR   OTHER OBSERVABLE   UNOBSERVABLE
                                                IDENTICAL ASSETS        INPUTS           INPUTS
                                    TOTAL          (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                 -----------   -----------------   ----------------   ------------
Investments in Securities......  $78,805,392      $78,805,392             --               --
                                 ===========      ===========             =========   ============



Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                 --------------
Beginning Balance..............................................      $ 5,315
  Net purchases (sales)........................................           --
  Transfers in and/or out......................................           --
  Change in unrealized appreciation/depreciation...............       (5,315)
  Realized gains (losses)......................................           --
                                                                     -------
Ending Balance.................................................      $    --
                                                                     =======
Net change in unrealized appreciation/depreciation from
  investments still held as of May 31, 2008....................      $(5,315)
                                                                     =======



9. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX           FOR THE YEAR ENDED NOVEMBER 30,
                                               MONTHS ENDED   ----------------------------------------------
                                               MAY 31, 2008     2007      2006      2005      2004     2003
                                               ------------   -------   -------   -------   -------   ------
                                                (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........      $14.60      $20.23    $19.72    $17.47    $13.58   $10.59
                                                   ------      ------    ------    ------    ------   ------

Income (loss) from investment operations:
  Net investment income(1)..................         0.18        0.13      0.08      0.19      0.17     0.32
  Net realized and unrealized gain (loss)...        (0.21)      (2.23)     5.73      3.60      4.29     3.20
                                                   ------      ------     -----     -----     -----    -----

Total income (loss) from investment
operations..................................        (0.03)      (2.10)     5.81      3.79      4.46     3.52
                                                   ------      ------     -----     -----     -----    -----

Less dividends and distributions:
  From net investment income................        (0.11)       --        --       (0.20)    (0.18)   (0.32)
  In excess of net investment income........         --         (0.20)    (0.17)     --        --       --
  From net realized gain....................        (4.99)      (3.33)    (5.13)    (1.34)    (0.39)   (0.21)
                                                   ------      ------    ------    ------    ------   ------

Total dividends and distributions............       (5.10)      (3.53)    (5.30)    (1.54)    (0.57)   (0.53)
                                                   ------      ------    ------    ------    ------   ------

Net asset value, end of period...............       $9.47      $14.60    $20.23    $19.72    $17.47   $13.58
                                                    =====      ======    ======    ======    ======   ======

Total Return(2)..............................        1.69%(5)  (12.00)%   39.68%    23.11%    33.84%   34.61%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......        1.64%(4)(6) 1.45 %(4) 1.45%     1.50%     1.62%    1.62%

Net investment income........................        3.83%(4)(6) 0.88 %(4) 0.51%     1.04%     1.21%    2.77%

Supplemental Data:
Net assets, end of period, in thousands......     $34,134     $40,643   $37,022   $23,622   $11,210   $7,378

Portfolio turnover rate......................          11%(5)      23 %      20%       21%       14%      23%



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX            FOR THE YEAR ENDED NOVEMBER 30,
                                               MONTHS ENDED   -------------------------------------------------
                                               MAY 31, 2008     2007      2006      2005      2004       2003
                                               ------------   -------   -------   -------   --------   --------
                                                (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.........      $14.52      $20.12    $19.64    $17.40     $13.53     $10.55
                                                   ------      ------    ------    ------     ------     ------

Income (loss) from investment operations:
  Net investment income (loss)(1)...........         0.15        0.03     (0.04)     0.05       0.07       0.24
  Net realized and unrealized gain (loss)...        (0.22)      (2.24)     5.69      3.59       4.26       3.19
                                                   ------      ------     -----     -----      -----      -----

Total income (loss) from investment
operations..................................        (0.07)      (2.21)     5.65      3.64       4.33       3.43
                                                   ------      ------     -----     -----      -----      -----

Less dividends and distributions:
  From net investment income................        (0.06)       --        --       (0.06)     (0.07)     (0.24)
  In excess of net investment income........         --         (0.06)    (0.04)     --         --         --
  From net realized gain....................        (4.99)      (3.33)    (5.13)    (1.34)     (0.39)     (0.21)
                                                   ------      ------    ------    ------     ------     ------

Total dividends and distributions............       (5.05)      (3.39)    (5.17)    (1.40)     (0.46)     (0.45)
                                                   ------      ------    ------    ------     ------     ------

Net asset value, end of period...............       $9.40      $14.52    $20.12    $19.64     $17.40     $13.53
                                                    =====      ======    ======    ======     ======     ======

Total Return(2)..............................        1.28%(5)  (12.67)%   38.56 %   22.18%     32.81%     33.64%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......        2.41%(4)(6) 2.22 %(4) 2.21 %    2.26%      2.38%      2.37%

Net investment income (loss).................        3.06%(4)(6) 0.11 %(4)(0.24)%    0.28%      0.45%      2.02%

Supplemental Data:
Net assets, end of period, in thousands......     $27,340     $37,094   $94,390   $95,184   $114,483   $108,680

Portfolio turnover rate......................          11%(5)      23 %      20 %      21%        14%        23%



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX           FOR THE YEAR ENDED NOVEMBER 30,
                                               MONTHS ENDED   -----------------------------------------------
                                               MAY 31, 2008     2007      2006      2005      2004      2003
                                               ------------   -------   -------   -------   -------   -------
                                                (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........     $14.52       $20.12    $19.64    $17.40    $13.53    $10.55
                                                  ------       ------    ------    ------    ------    ------

Income (loss) from investment operations:
  Net investment income (loss)(1)...........        0.15         0.02     (0.04)     0.06      0.06      0.23
  Net realized and unrealized gain (loss)...       (0.21)       (2.23)     5.70      3.59      4.27      3.20
                                                  ------       ------     -----     -----     -----     -----

Total income (loss) from investment
operations..................................       (0.06)       (2.21)     5.66      3.65      4.33      3.43
                                                  ------       ------     -----     -----     -----     -----

Less dividends and distributions:
  From net investment income................       (0.07)        --        --       (0.07)    (0.07)    (0.24)
  In excess of net investment income........        --          (0.06)    (0.05)     --        --        --
  From net realized gain....................       (4.99)       (3.33)    (5.13)    (1.34)    (0.39)    (0.21)
                                                  ------       ------    ------    ------    ------    ------

Total dividends and distributions............      (5.06)       (3.39)    (5.18)    (1.41)    (0.46)    (0.45)
                                                  ------       ------    ------    ------    ------    ------

Net asset value, end of period...............      $9.40       $14.52    $20.12    $19.64    $17.40    $13.53
                                                   =====       ======    ======    ======    ======    ======

Total Return(2)..............................       1.46%(5)   (12.64)%   38.63 %   22.24%    32.83%    33.54%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......       2.15%(4)(6)  2.22 %(4) 2.18 %    2.23%     2.38%     2.37%

Net investment income (loss).................       3.32%(4)(6)  0.11 %(4)(0.22)%    0.31%     0.45%     2.02%

Supplemental Data:
Net assets, end of period, in thousands......     $9,599      $11,486   $19,939   $15,434   $15,261   $12,359

Portfolio turnover rate......................         11%(5)       23 %      20 %      21%       14%       23%



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX           FOR THE YEAR ENDED NOVEMBER 30,
                                               MONTHS ENDED   ----------------------------------------------
                                               MAY 31, 2008    2007      2006      2005      2004      2003
                                               ------------   ------   -------   -------   -------   -------
                                                (unaudited)

Class I Shares@@
Selected Per Share Data:

Net asset value, beginning of period.........     $14.63      $20.26    $19.75    $17.48    $13.59    $10.59
                                                  ------      ------    ------    ------    ------    ------

Income (loss) from investment operations:
  Net investment income(1)..................        0.19        0.19      0.13      0.23      0.21      0.34
  Net realized and unrealized gain (loss)...       (0.21)      (2.25)     5.73      3.62      4.28      3.22
                                                  ------      ------     -----     -----     -----     -----

Total income (loss) from investment
operations..................................       (0.02)      (2.06)     5.86      3.85      4.49      3.56
                                                  ------      ------     -----     -----     -----     -----

Less dividends and distributions:
  From net investment income................       (0.12)       --        --       (0.24)    (0.21)    (0.35)
  In excess of net investment income........          --       (0.24)    (0.22)       --        --        --
  From net realized gain....................       (4.99)      (3.33)    (5.13)    (1.34)    (0.39)    (0.21)
                                                  ------      ------    ------    ------    ------    ------

Total dividends and distributions............      (5.11)      (3.57)    (5.35)    (1.58)    (0.60)    (0.56)
                                                  ------      ------    ------    ------    ------    ------

Net asset value, end of period...............      $9.50      $14.63    $20.26    $19.75    $17.48    $13.59
                                                   =====      ======    ======    ======    ======    ======

Total Return(2)..............................       1.84%(5)  (11.77)%   39.96%    23.50%    34.13%    34.92%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......       1.41%(4)(6) 1.22 %(4) 1.21%     1.26%     1.38%     1.37%

Net investment income........................       4.06%(4)(6) 1.11 %(4) 0.76%     1.28%     1.45%     3.02%

Supplemental Data:
Net assets, end of period, in thousands......     $6,809      $8,674   $15,895   $16,017   $71,433   $58,930

Portfolio turnover rate......................         11%(5)      23 %      20%       21%       14%       23%



----------

 @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Real Estate Fund



Semiannual Report
May 31, 2008




REFSAN
LU08-03852P-Y05/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 17, 2008


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
July 17, 2008


3